Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Calculation Of Basic And Diluted Earnings Per Share
The following table shows the information used in the calculation of our basic and diluted earnings per share as of December 31:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Weighted average common shares outstanding for basic calculation	122,620,950	145,156,045	138,551,804
Add: Effect of stock options and restricted stock	831,615	1,246,241	1,148,300
Weighted average common shares outstanding for diluted calculation	123,452,565	146,402,286	139,700,104

	For the Three Months Ended
	March 31,
	2012	2013
Weighted average common shares outstanding for basic calculation	143,795,454	134,645,729
Add: Effect of stock options and restricted stock	703,313	186,829
Weighted average common shares outstanding for diluted calculation	144,498,767	134,832,558